Statement of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATIONS
Net income/(loss) from continuing operations	$ (28.8)	$ 362.3	$ 340.7	$ 166.3
Reconciled to net cash provided by operations:
- Share of equity investee's profits	(3.1)	(11.4)	(4.8)	(8.4)
- Income and mining tax (benefit)/expense	(3.1)	(67.5)	167.5	84.3
- Royalties	13.2	34.4	40.1	7.6
- Depreciation and amortization	168.8	304.1	323.9	278.2
- Profit on disposal of property, plant and equipment	(0.4)	(0.3)	(0.6)	(0.2)
- Accretion expense on provision for environmental rehabilitation	5.8	14.3	13.8	10.5
- Increase/(decrease) in provision for post-retirement health care costs	(0.1)	0.3	0.1	(9.2)
- Payment against post-retirement health care provision	(0.6)	(0.1)	(0.2)	(0.3)
- Stock-based compensation	14.7	32.2	33.0	30.0
- South African Equity Empowerment Transactions	171.3
- Other	(6.9)	(9.6)	(9.2)	(9.5)
Changes in operating assets and liabilities:
- Inventories	(0.2)	(11.8)	(7.1)	(7.5)
- Receivables	53.6	(42.6)	55.8	(92.9)
- Accounts payable and provisions	(78.8)	(24.6)	(15.3)	125.4
- Royalties paid	(10.4)	(50.5)	(23.8)
- Income and mining taxes paid	(6.3)	(119.7)	(43.6)	(93.4)
Net cash provided by continuing operations	288.7	409.5	870.3	480.8
Net cash utilized by discontinued operation	(24.2)			(26.2)
Net cash provided by operations	264.5	409.5	870.3	454.6
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(209.3)	(379.4)	(404.8)	(384.0)
Proceeds on disposal of property, plant and equipment	0.2	0.6	2.1	0.4
Investment in environmental trust fund	(13.6)	(3.0)	(13.5)	(7.4)
Net cash utilized in investing activities-continuing operations	(222.7)	(381.8)	(416.2)	(391.0)
Net cash utilized in investing activities-discontinued operation	(137.2)			(213.3)
Net cash utilized in investing activities	(359.9)	(381.8)	(416.2)	(604.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Long and short-term loans raised		515.3	55.4	137.2
Long and short-term loans repaid			(55.4)	(282.3)
Related party loans raised	113.6	59.4		693.0
Related party loans repaid		(521.7)	(211.8)
(Repayment)/utilization of bank overdraft	(0.6)			0.5
Dividends paid to Company shareholder	(43.3)	(95.5)	(335.6)	(121.0)
Net cash (utilized in)/provided by financing activities-continuing operations	69.7	(42.5)	(547.4)	427.4
Net cash provided by/ (utilized in) financing activities-discontinued operation	47.1			(272.5)
Net cash (utilized in)/provided by financing activities	116.8	(42.5)	(547.4)	154.9
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	15.4	4.2	(15.6)	12.0
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	36.8	(10.6)	(108.9)	17.2
CASH AND CASH EQUIVALENTS-beginning of the year/period	116.7	44.6	153.5	99.5
CASH AND CASH EQUIVALENTS-end of year/period	$ 153.5	$ 34.0	$ 44.6	$ 116.7